Accumulated Other Comprehensive Income: (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 373,969	$ 450,067	$ 527,403
Balance	364,587	373,969	450,067
Gain on sale		17	51
Foreign currency translation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(32,040)	(37,590)	(26,537)
Other comprehensive income before reclassifications	2,652	5,533	(11,104)
Amounts reclassified from other comprehensive income(1)		17	51
Net current period other comprehensive loss	2,652	5,550	(11,053)
Balance	$ (29,388)	$ (32,040)	$ (37,590)